PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31,	March 31,
	2025	2024

Land	$13,544,788	$18,924,437
Building	52,953,088	68,641,338
Computer and software	15,205	16,148
Equipment and furniture	28,023	29,037
Total	66,541,104	87,610,960
Less: Accumulated depreciation	(4,421,933)	(4,029,638)
Less: Impairment loss on building and land	(4,543,061)	-
Property, plant and equipment, net	$57,576,110	$83,581,322